Average Annual Total Returns - Service Shares - Janus Henderson Research Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	32.58%	17.38%	14.38%	9.45%	Sep. 13, 1993	38.49%	21.00%	17.21%	10.83%	18.40%	15.22%	13.88%	10.12%